Taxation (Components of Income before Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income /(loss) before income tax expense
Income /(loss) from China operations		$ (33,091)	$ (75,893)	$ (88,440)
Income /(loss) from non-China operations		(47,700)	(120,962)	(5,461)
Total income /(loss) before income tax expense		(80,791)	(196,855)	(93,901)
Income tax expense applicable to China operations
Current tax		15,040	57,413	13,635
Deferred tax		49,598	380	8,500
Subtotal income tax expense applicable to China operations		64,638	57,793	22,135
Non China income tax expense/(benefit)		(78,539)	214,737	(2,134)
Non China withholding tax expense		469	618	1,071
Total income tax expense		(13,432)	$ 273,148	$ 21,072
Recognition of previously unrecognized tax benefit		77,000
Unrecognized tax benefit recorded in 2018		142,000
Interest in connection with unrecognized tax benefit		$ 2,000
Provisional amount of income tax expense recognized for the Toll Charge	$ 219,000
Reduction in liability for deferred income tax	$ 4,000